Intangible Assets, Net - Schedule of Intangible Assets of the Balance Sheet (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	¥ 102,823	$ 14,705	¥ 66,184
Less: Accumulated amortization of Purchased software	(603)	(89)	(485)
Total accumulated amortization	(55,739)	(7,973)	(51,334)
Intangible assets, net	47,084	6,732	14,850
Purchased Software [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	873	125	734
Patents obtained from Harbin Veterinary Research Institute [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	26,439	3,781	26,439
Patents obtained from China Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	3,300	472	3,300
Patents obtained from China Institute of Veterinary Drug Control [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	6,600	944	6,600
Patents obtained from Jiangsu Nannong High-Tech Co., Ltd. [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	7,200	1,030	7,200
Patents obtained from Nanjing Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	7,600	1,087	7,600
Patents obtained from others [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total cost	50,811	7,266	14,311
Accumulated amortization of Patents obtained from Harbin Veterinary Research Institute [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(26,203)	(3,747)	(25,731)
Accumulated amortization of Patents obtained from China Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(2,008)	(287)	(1,678)
Accumulated amortization of Patents obtained from China Institute of Veterinary Drug Control [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(4,289)	(613)	(3,689)
Accumulated amortization of Patents obtained from Jiangsu Nannong High-Tech Co., Ltd. [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(3,100)	(443)	(2,470)
Accumulated amortization of Patents obtained from Nanjing Agricultural University [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	(4,867)	(696)	(4,377)
Accumulated amortization of Patents obtained from others [Member]
Schedule of Intangible Assets of the Balance Sheet [Line Items]
Total accumulated amortization	¥ (14,669)	$ (2,098)	¥ (12,904)